Operating expenses	6 Months Ended
Jun. 30, 2026
Disclosure of Expenses [Abstract]
Operating expenses	Note 5: Operating expenses

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m

Staff costs	2,233	2,362
Premises and equipment costs	265	236
Depreciation and amortisation	1,741	1,722
Other	1,438	1,315
Total operating expenses	5,677	5,635